PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.1% of Net Assets
	ABS Car Loan – 8.0%
$ 507,939	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$510,937
67,178	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	67,410
117,797	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	117,939
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	240,136
385,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	382,865
334,627	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	336,380
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	484,516
262,163	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	263,007
239,194	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	239,648
110,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	110,083
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	265,089
125,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	124,685
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	212,353
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	515,613
50,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	50,196
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	146,616
188,081	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	189,222
306,260	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	308,434
392,461	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	394,976
485,000	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	484,942
220,000	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	218,582
305,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	304,881
1,075,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	1,075,053
15,091	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	15,100
525,376	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	530,028

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	$438,259
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	591,621
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	315,851
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	262,827
405,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	404,379
585,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	581,507
465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	463,934
33,763	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	33,820
146,530	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	147,443
7,748	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	7,753
20,586	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	20,605
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	327,081
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,929
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	299,242
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	407,948
21,135	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	21,145
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	446,901
275,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	274,670
330,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	328,979
715,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	713,372
30,261	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	30,319
8,722	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	8,733
145,184	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A	145,836
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	921,973
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	286,555
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	626,847
136,218	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	136,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 740,420	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	$740,188
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	563,075
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	638,230
260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	262,046
51,627	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	51,778
300,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	300,596
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	264,919
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	994,178
340,000	GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	337,894
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	140,331
185,649	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	186,830
121,759	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	122,557
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	179,218
431,196	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	431,958
223,335	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	224,773
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	171,156
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	289,874
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	871,333
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	694,610
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	427,494
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	216,259
226,147	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	226,136
186,168	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	187,038
2,937	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	2,939
491,377	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	491,930
615,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	617,016
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	170,227

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 460,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	$458,626
745,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	737,817
530,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/2026	526,550
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	439,146
188,422	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	189,360
57,717	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	57,767
186,965	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	187,156
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	404,739
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	588,088
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	267,812
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	1,046,989
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	635,137
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	310,052
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	354,776

		31,871,520

	ABS Credit Card – 0.5%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	623,306
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	932,722
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	591,839

		2,147,867

	ABS Home Equity – 0.0%
93,695	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	93,655
2,254	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	2,297
3,628	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	3,628

		99,580

	ABS Other – 1.2%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	392,301
527,249	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	522,542

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 216,798	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	$217,008
235,252	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	236,011
78,265	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	79,673
795,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	790,370
253,372	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	255,523
600,556	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	598,797
102,600	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	103,154
155,105	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	155,201
244,388	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	237,900
25,055	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	25,071
143,915	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	142,780
1,002,426	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023	1,009,137
39,220	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	39,349

		4,804,817

	ABS Student Loan – 0.1%
140,908	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	146,238
82,850	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	82,457
114,573	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	114,112
26,157	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	26,309
51,319	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	51,851

		420,967

	ABS Whole Business – 0.1%
517,613	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	528,785

	Aerospace & Defense – 0.3%
1,325,000	Raytheon Technologies Corp., 2.375%, 3/15/2032	1,323,561
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	30,150

		1,353,711

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – 0.6%
$ 495,107	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	$507,418
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	728,877
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,226,922
64,945	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	65,012

		2,528,229

	Automotive – 2.3%
1,440,000	American Honda Finance Corp., MTN, 0.875%, 7/07/2023	1,440,485
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	152,006
635,000	Aptiv PLC, 3.100%, 12/01/2051	604,858
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	164,440
765,000	Daimler Trucks Finance North America LLC, 2.375%, 12/14/2028, 144A	768,637
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	651,266
420,000	General Motors Financial Co., Inc., 1.200%, 10/15/2024	416,911
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	374,413
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	309,046
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	220,607
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	626,626
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	197,699
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	95,976
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	239,048
275,000	Nissan Motor Acceptance Co. LLC, 3.450%, 3/15/2023, 144A	282,178
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	105,083
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	162,299
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	966,547
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	250,790
480,000	Toyota Motor Credit Corp., MTN, 1.900%, 4/06/2028	480,986
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	289,327

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	$306,244

		9,105,472

	Banking – 14.6%
1,400,000	ABN AMRO Bank NV, (fixed rate to 12/13/2028, variable rate thereafter), 2.470%, 12/13/2029, 144A	1,399,993
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,194,431
1,305,000	American Express Co., 1.650%, 11/04/2026	1,308,665
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	633,137
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,206,955
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	796,782
805,000	Bank of America Corp., MTN, (fixed rate to 6/14/2028, variable rate thereafter), 2.087%, 6/14/2029	799,342
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	417,946
910,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	893,680
175,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	177,584
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	661,015
295,000	Bank of New York Mellon Corp. (The), MTN, 1.800%, 7/28/2031	288,588
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,256,404
1,325,000	Bank of Nova Scotia (The), 1.300%, 9/15/2026	1,298,584
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	881,441
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	204,966
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	465,543
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	506,100
1,465,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	1,467,612
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	827,576
645,000	BNP Paribas S.A., (fixed rate to 9/15/2028, variable rate thereafter), 2.159%, 9/15/2029, 144A	631,842
1,600,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	1,585,843
490,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	488,658
1,545,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	1,554,336

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 505,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	$478,086
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	534,647
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	228,186
225,000	Comerica, Inc., 3.700%, 7/31/2023	234,142
660,000	Cooperatieve Rabobank U.A., 2.750%, 1/10/2023	673,880
1,380,000	Cooperatieve Rabobank U.A., (fixed rate to 12/15/2026, variable rate thereafter), 1.980%, 12/15/2027, 144A	1,380,372
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	751,441
575,000	Credit Suisse AG, 1.250%, 8/07/2026	560,529
500,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	520,038
800,000	Danske Bank A/S, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	787,673
980,000	Deutsche Bank AG, (fixed rate to 11/16/2026, variable rate thereafter), 2.311%, 11/16/2027	979,564
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	417,100
505,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	504,101
205,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	208,007
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	577,234
1,460,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	1,455,153
510,000	Goldman Sachs Group, Inc. (The), (fixed rate to 12/09/2025, variable rate thereafter), 1.093%, 12/09/2026	496,974
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	470,220
1,330,000	HSBC Holdings PLC, (fixed rate to 11/22/2031, variable rate thereafter), 2.871%, 11/22/2032	1,341,036
395,000	HSBC Holdings PLC, (fixed rate to 8/17/2028, variable rate thereafter), 2.206%, 8/17/2029	387,345
865,000	JPMorgan Chase & Co., (fixed rate to 11/19/2025, variable rate thereafter), 1.045%, 11/19/2026	842,690
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	538,187
1,070,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	1,061,071
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	518,613
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	396,142
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,209,276

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	$66,592
295,000	Macquarie Group Ltd., (fixed rate to 6/23/2031, variable rate thereafter), 2.691%, 6/23/2032, 144A	294,216
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	638,598
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,195,104
660,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	674,717
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,282,469
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	221,096
355,000	Royal Bank of Canada, 0.650%, 7/29/2024	349,976
410,000	Royal Bank of Canada, 1.200%, 4/27/2026	402,730
795,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	798,703
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	723,907
245,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	242,354
465,000	Societe Generale S.A., (fixed rate to 6/09/2026, variable rate thereafter), 1.792%, 6/09/2027, 144A	455,046
555,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	568,923
430,000	Standard Chartered PLC, (fixed rate to 11/23/2024, variable rate thereafter), 1.822%, 11/23/2025, 144A	429,471
375,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	368,216
500,000	State Street Corp., (fixed rate to 11/18/2026, variable rate thereafter), 1.684%, 11/18/2027	500,705
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026	256,163
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	307,211
1,540,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	1,509,706
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	237,889
840,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	831,927
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,408,204
75,000	Synchrony Financial, 4.250%, 8/15/2024	79,435
840,000	Toronto-Dominion Bank (The), MTN, 1.250%, 9/10/2026	825,264
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	708,683
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	777,559

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 515,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	$507,119
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	670,028
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	583,867
1,225,000	Westpac Banking Corp., 1.953%, 11/20/2028	1,220,098
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	195,119

		57,829,825

	Brokerage – 2.2%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	417,361
990,000	BlackRock, Inc., 2.100%, 2/25/2032	982,245
635,000	Blackstone Holdings Finance Co. LLC, 2.000%, 1/30/2032, 144A	611,283
1,285,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	1,252,818
925,000	Blackstone Private Credit Fund, 3.250%, 3/15/2027, 144A	934,554
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	461,238
1,065,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/2031	1,047,500
445,000	KKR Group Finance Co. X LLC, 3.250%, 12/15/2051, 144A	443,456
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A	1,308,850
1,300,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,383,836

		8,843,141

	Chemicals – 0.7%
360,000	Cabot Corp., 4.000%, 7/01/2029	392,732
1,370,000	Ecolab, Inc., 2.125%, 2/01/2032	1,358,613
960,000	Nutrien Ltd., 1.900%, 5/13/2023	972,263

		2,723,608

	Collateralized Mortgage Obligations – 1.2%
352,842	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.773%, 2/20/2060(b)	354,251
205,774	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.643%, 3/20/2060(b)	206,371
123,525	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.575%, 7/20/2064(b)	123,927
97,588	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.581%, 7/20/2064(b)	97,948

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 345	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	$344
256,577	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	260,165
380,499	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.001%, 2/20/2066(b)	385,963
1,068,726	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)	1,133,909
272,911	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.531%, 12/20/2068(b)	273,337
920,560	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.481%, 10/20/2068(b)	920,592
858,712	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.481%, 5/20/2069(b)	858,765

		4,615,572

	Construction Machinery – 0.2%
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	275,633
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	303,903
215,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	212,828

		792,364

	Consumer Cyclical Services – 0.3%
945,000	eBay, Inc., 1.400%, 5/10/2026	930,482
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	186,147

		1,116,629

	Diversified Manufacturing – 0.5%
135,000	Amphenol Corp., 2.050%, 3/01/2025	137,537
245,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.000%, 9/16/2031	237,248
225,000	Kennametal, Inc., 4.625%, 6/15/2028	250,732
830,000	Leggett & Platt, Inc., 3.500%, 11/15/2051	832,859
135,000	Timken Co. (The), 4.500%, 12/15/2028	150,462
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	280,130

		1,888,968

	Electric – 2.4%
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	450,399
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	397,304
185,000	Arizona Public Service Co., 2.200%, 12/15/2031	179,532

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	$124,010
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	232,897
270,000	DTE Energy Co., 2.250%, 11/01/2022	273,561
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,162,776
285,000	Duke Energy Corp., 0.900%, 9/15/2025	276,947
605,000	Entergy Corp., 0.900%, 9/15/2025	585,962
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	116,824
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,292
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	898,179
825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030, 144A	860,005
115,000	Pacific Gas & Electric Co., SOFR + 1.150%, 1.200%, 11/14/2022(b)	115,172
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	243,319
845,000	Southern California Edison Co., SOFR + 0.470%, 0.520%, 12/02/2022(b)	845,772
515,000	Southern California Edison Co., 0.700%, 8/01/2023	511,770
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	617,866
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,527,719

		9,612,306

	Finance Companies – 2.2%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	481,715
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	526,013
360,000	Air Lease Corp., 1.875%, 8/15/2026	354,041
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	558,212
805,000	Ares Capital Corp., 2.875%, 6/15/2028	801,428
985,000	Ares Capital Corp., 3.200%, 11/15/2031	968,434
50,000	Ares Capital Corp., 4.250%, 3/01/2025	52,916
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	313,957
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	235,928

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$ 47,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	$47,303
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	529,687
400,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	395,613
885,000	FS KKR Capital Corp., 3.125%, 10/12/2028	880,503
935,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	918,895
945,000	Main Street Capital Corp., 3.000%, 7/14/2026	947,717
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	156,285
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	269,328
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	94,641

		8,532,616

	Financial Other – 0.4%
675,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028, 144A	658,046
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	484,478
410,000	Mitsubishi HC Capital, Inc., 2.652%, 9/19/2022, 144A	414,515
185,000	ORIX Corp., 3.250%, 12/04/2024	194,924

		1,751,963

	Food & Beverage – 1.6%
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	127,831
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	558,252
605,000	Cargill, Inc., 2.125%, 11/10/2031, 144A	596,500
1,060,000	Coca-Cola Europacific Partners PLC, 0.800%, 5/03/2024, 144A	1,042,471
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,111,124
535,000	J M Smucker Co. (The), 2.125%, 3/15/2032	517,416
910,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 5/15/2032, 144A	910,000
1,065,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	1,008,785
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	337,825

		6,210,204

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Gaming – 0.1%
$ 210,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	$211,132

	Government Owned—No Guarantee – 0.2%
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	349,471
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	322,562

		672,033

	Healthcare – 0.8%
1,300,000	Baxter International, Inc., 2.272%, 12/01/2028, 144A	1,309,416
227,000	Cigna Corp., 3.750%, 7/15/2023	236,060
92,000	CVS Health Corp., 4.300%, 3/25/2028	103,241
980,000	Danaher Corp., 2.800%, 12/10/2051	966,383
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	521,155

		3,136,255

	Hybrid ARMs – 0.0%
24,237	FHLMC, 1-year CMT + 2.225%, 2.289%, 1/01/2035(b)	25,775
44,709	FHLMC, 1-year CMT + 2.500%, 2.601%, 5/01/2036(b)	47,509

		73,284

	Independent Energy – 0.3%
255,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	249,455
470,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	514,856
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	527,975

		1,292,286

	Industrial Other – 0.1%
225,000	CK Hutchison International Ltd., 1.500%, 4/15/2026, 144A	221,942

	Integrated Energy – 0.2%
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	675,200

	Life Insurance – 4.0%
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	519,213
875,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	879,950
685,000	Athene Global Funding, 2.646%, 10/04/2031, 144A	675,847

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$ 235,000	Brighthouse Financial Global Funding, 1.000%, 4/12/2024, 144A	$232,987
885,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	886,496
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,263,609
615,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	597,902
230,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	227,780
1,460,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	1,459,159
545,000	GA Global Funding Trust, 1.950%, 9/15/2028, 144A	529,608
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	646,050
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,356,905
945,000	Hill City Funding Trust, 4.046%, 8/15/2041, 144A	914,023
565,000	Jackson Financial, Inc., 3.125%, 11/23/2031, 144A	567,973
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	166,650
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	797,173
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	690,305
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,113,197
320,000	Reliance Standard Life Global Funding II, 1.512%, 9/28/2026, 144A	314,220
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	678,691
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	182,567
495,000	RGA Global Funding, 2.000%, 11/30/2026, 144A	496,680
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	751,276

		15,948,261

	Lodging – 0.1%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	367,514

	Media Entertainment – 0.1%
380,000	Prosus NV, 3.061%, 7/13/2031, 144A	371,028

	Metals & Mining – 0.1%
425,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	417,364

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Metals & Mining – continued
$ 155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	$162,982

		580,346

	Midstream – 0.1%
25,000	Energy Transfer LP, 4.250%, 3/15/2023	25,690
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	440,792

		466,482

	Mortgage Related – 0.7%
1,120	FHLMC, 3.000%, 10/01/2026	1,174
69	FHLMC, 6.500%, 1/01/2024	76
22	FHLMC, 8.000%, 7/01/2025	23
9,318	GNMA, 3.630%, 2/20/2063(a)	9,336
4,770	GNMA, 3.890%, 10/20/2062(a)	4,917
5,993	GNMA, 3.990%, 5/20/2062(a)	6,289
13,212	GNMA, 4.015%, 4/20/2063(a)	13,748
45,693	GNMA, 4.286%, 11/20/2066(a)	48,831
60,183	GNMA, 4.373%, 9/20/2066(a)	63,987
46,558	GNMA, 4.395%, 6/20/2066(a)	49,314
175,796	GNMA, 4.408%, 10/20/2066(a)	188,414
65,666	GNMA, 4.457%, 10/20/2066(a)	70,830
67,716	GNMA, 4.462%, 11/20/2066(a)	72,732
34,556	GNMA, 4.470%, 8/20/2066(a)	37,202
7,054	GNMA, 4.471%, 11/20/2064(a)	7,342
68,271	GNMA, 4.509%, 10/20/2066(a)	72,895
148,897	GNMA, 4.532%, 9/20/2066(a)	159,169
404,057	GNMA, 4.577%, 7/20/2067(a)	439,874
2,095	GNMA, 4.630%, 7/20/2062(a)	2,141
720,622	GNMA, 4.647%, 4/20/2067(a)	783,339
578,361	GNMA, 4.680%, 1/20/2067(a)	625,254

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 258,281	GNMA, 4.700%, with various maturities from 2061 to 2064(a)(e)	$267,610
225	GNMA, 6.500%, 12/15/2023	247

		2,924,744

	Natural Gas – 0.2%
605,000	Sempra Energy, (fixed rate to 1/01/2027, variable rate thereafter), 4.125%, 4/01/2052	612,675

	Non-Agency Commercial Mortgage-Backed Securities – 5.1%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	243,556
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	279,846
1,600,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(a)	1,655,694
401,806	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	402,423
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.250%, 10/15/2037, 144A(b)	661,855
1,840,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	1,907,339
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	295,296
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	782,681
520,000	BPR Trust, Series 2021-NRD, Class A, 30-day Average SOFR + 1.525%, 1.625%, 12/15/2023, 144A(b)	518,710
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	528,887
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	380,340
145,000	CIM Retail Portfolio Trust, Series 2021-RETL, Class A, 1-month LIBOR + 1.400%, 1.510%, 8/15/2036, 144A(b)	144,635
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	1,046,770
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	575,191
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	531,746
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(a)	271,364
24,066	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	24,130
83,248	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	85,296
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	294,519
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	293,467
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	558,507

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 640,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	$673,280
64,575	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	67,147
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	492,510
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	610,806
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	448,741
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	344,647
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	257,785
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	169,984
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	335,264
49,432	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	50,683
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	621,013
470,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.060%, 11/15/2038, 144A(b)	469,435
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.075%, 7/15/2046(a)	246,885
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	135,653
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	569,148
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	828,532
211,070	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	211,203
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	575,399
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	213,920
177,984	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060	177,908
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	485,499
122,928	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	122,914
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	341,714
160,492	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	165,111

		20,097,433

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Oil Field Services – 0.3%
$ 205,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$206,840
850,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	866,882

		1,073,722

	Pharmaceuticals – 1.1%
1,275,000	Amgen, Inc., 2.000%, 1/15/2032	1,234,599
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	244,527
1,365,000	Merck & Co., Inc., 2.150%, 12/10/2031	1,368,807
1,370,000	Roche Holdings, Inc., 2.076%, 12/13/2031, 144A	1,365,951

		4,213,884

	Property & Casualty Insurance – 0.5%
540,000	American Financial Group, Inc., 3.500%, 8/15/2026	577,586
180,000	Assurant, Inc., 4.200%, 9/27/2023	189,031
450,000	Enstar Group Ltd., 3.100%, 9/01/2031	441,096
940,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	915,005

		2,122,718

	Railroads – 0.3%
930,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	931,118
215,000	Union Pacific Corp., 3.646%, 2/15/2024	224,683

		1,155,801

	REITs - Apartments – 0.1%
155,000	American Campus Communities Operating Partnership LP, 2.250%, 1/15/2029	153,305
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	211,881

		365,186

	REITs - Diversified – 0.1%
295,000	LXP Industrial Trust, 2.375%, 10/01/2031	282,960

	REITs - Health Care – 0.4%
315,000	Healthpeak Properties, Inc., 2.125%, 12/01/2028	315,435
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	251,049

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Health Care – continued
$ 1,055,000	Welltower, Inc., 2.750%, 1/15/2032	$1,064,264

		1,630,748

	REITs - Office Property – 0.4%
590,000	Kilroy Realty LP, 2.650%, 11/15/2033	573,473
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	183,918
635,000	Office Properties Income Trust, 3.450%, 10/15/2031	615,275
340,000	Office Properties Income Trust, 4.500%, 2/01/2025	358,342

		1,731,008

	REITs - Regional Malls – 0.2%
310,000	Simon Property Group LP, 1.750%, 2/01/2028	304,009
450,000	Simon Property Group LP, 2.250%, 1/15/2032	437,843

		741,852

	REITs - Storage – 0.3%
485,000	CubeSmart LP, 2.250%, 12/15/2028	485,064
570,000	Life Storage LP, 2.400%, 10/15/2031	560,262
280,000	Public Storage, 1.950%, 11/09/2028	279,018

		1,324,344

	Restaurants – 0.4%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,280,807
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	432,360

		1,713,167

	Retailers – 0.9%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	361,793
290,000	AutoNation, Inc., 4.500%, 10/01/2025	315,272
1,105,000	Dollar Tree, Inc., 2.650%, 12/01/2031	1,107,411
310,000	Falabella S.A., 3.375%, 1/15/2032, 144A	306,900
190,000	Tapestry, Inc., 3.050%, 3/15/2032	191,116
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,244,344

		3,526,836

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 1.9%
$ 870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	$891,432
1,160,000	DXC Technology Co., 1.800%, 9/15/2026	1,146,249
165,000	Flex Ltd., 4.875%, 6/15/2029	187,174
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	452,186
525,000	Global Payments, Inc., 1.500%, 11/15/2024	525,073
490,000	HP, Inc., 1.450%, 6/17/2026, 144A	480,297
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	315,955
530,000	International Business Machines Corp., 2.850%, 5/13/2022	534,855
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	181,818
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	282,493
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	469,796
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	569,481
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	932,510
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	200,129
170,000	Western Digital Corp., 2.850%, 2/01/2029	171,637
165,000	Western Union Co. (The), 4.250%, 6/09/2023	171,787

		7,512,872

	Tobacco – 0.4%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	555,409
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,127,549

		1,682,958

	Transportation Services – 0.6%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	478,267
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	187,828
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	725,140
175,000	Ryder System, Inc., MTN, 1.750%, 9/01/2026	173,734
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	264,449

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Transportation Services – continued
$ 370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	$405,994

		2,235,412

	Treasuries – 36.4%
7,790,000	U.S. Treasury Note, 0.250%, 8/31/2025	7,546,258
20,350,000	U.S. Treasury Note, 0.250%, 10/31/2025(f)	19,668,752
23,985,000	U.S. Treasury Note, 0.375%, 12/31/2025(f)	23,248,586
14,355,000	U.S. Treasury Note, 0.500%, 3/31/2025(f)	14,116,685
7,525,000	U.S. Treasury Note, 0.625%, 7/31/2026	7,317,181
4,705,000	U.S. Treasury Note, 0.750%, 5/31/2026	4,608,327
9,505,000	U.S. Treasury Note, 0.750%, 8/31/2026	9,292,251
2,305,000	U.S. Treasury Note, 0.875%, 6/30/2026	2,268,444
9,635,000	U.S. Treasury Note, 0.875%, 9/30/2026	9,463,000
15,830,000	U.S. Treasury Note, 1.125%, 10/31/2026(f)	15,724,879
9,850,000	U.S. Treasury Note, 1.250%, 11/30/2026	9,843,844
15,655,000	U.S. Treasury Note, 1.250%, 8/15/2031(f)	15,305,208
6,010,000	U.S. Treasury Note, 1.375%, 11/15/2031	5,933,936

		144,337,351

	Wireless – 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	207,053

	Wirelines – 0.2%
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	216,853
710,000	Verizon Communications, Inc., 2.100%, 3/22/2028	711,352

		928,205

	Total Bonds and Notes (Identified Cost $382,656,551)	381,214,836

Short-Term Investments – 3.3%
1,354,318	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $1,354,318 on 1/03/2022 collateralized by $1,143,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $1,381,498 including accrued interest(g)	1,354,318
11,905,000	U.S. Treasury Bills, 0.086%, 6/02/2022(h)	11,899,730

Principal Amount	Description	Value (†)
	Total Short-Term Investments (Identified Cost $13,254,967)	$13,254,048

	Total Investments – 99.4% (Identified Cost $395,911,518)	394,468,884
	Other assets less liabilities – 0.6%	2,307,209

	Net Assets – 100.0%	$396,776,093

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of this security amounted to $344 or less than 0.1% of net assets.
(e)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $92,096,457 or 23.2% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2022	174	$21,006,751	$21,049,922	$43,171

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2022	20	$3,958,881	$3,942,500	$16,381

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$4,615,228	$344	(a)	$4,615,572
All Other Bonds and Notes*	—	376,599,264	—		376,599,264

Total Bonds and Notes	—	381,214,492	344		381,214,836

Short-Term Investments	—	13,254,048	—		13,254,048
Futures Contracts (unrealized appreciation)	59,552	—	—		59,552

Total	$59,552	$394,468,540	$344		$394,528,436

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
ABS Other	$564,912	$—	$—	$—	$—	$—	$—	$(564,912)	$—	$—
Collateralized Mortgage Obligations	531	—	(2)	(2)	—	(183)	—	—	344	(2)

Total	$565,443	$—	$(2)	$(2)	$—	$(183)	$—	$(564,912)	$344	$(2)

A debt security valued at $564,912 was transferred from Level 3 to Level 2 during the period ended December 31, 2021. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended December 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$59,552

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$165,000	$165,000

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	36.4%
Banking	14.6
ABS Car Loan	8.0
Non-Agency Commercial Mortgage-Backed Securities	5.1
Life Insurance	4.0
Electric	2.4
Automotive	2.3
Brokerage	2.2
Finance Companies	2.2
Other Investments, less than 2% each	18.9
Short-Term Investments	3.3

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%